Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Restricted deposit, current	$ 241	$ 23
Restricted deposit, noncurrent	57	188
Operating lease cost	775	645	$ 646
Variable lease payments	52	$ 24	$ 12
Lease Agreements [Member]
Leases [Line Items]
Restricted deposit, current	190
Restricted deposit, noncurrent	$ 57